Leases, Information on Leases (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Information on leases [Abstract]
Short-term	$ 121,378	$ 58,245
Long-term	288,497	297,268
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	89,694	33,916
Long-term	179,292	174,894
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	1,248	4,272
Long-term	0	488
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	11,482	8,260
Long-term	30,033	33,030
Major Vessel Maintenance [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	6,404	6,490
Long-term	7,683	13,214
Corporate Building [Member] | Payable in US Dollars [Member]
Information on leases [Abstract]
Short-term	12,550	5,307
Long-term	$ 71,489	$ 75,642